Organization (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended		15 Months Ended
	Oct. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Jan. 30, 2023
Minimum
Investment Company, Changes in Net Assets [Line Items]
Annual EBITDA of middle-market companies		$ 10
Maximum
Investment Company, Changes in Net Assets [Line Items]
Annual EBITDA of middle-market companies		250
Seed Investment Agreements
Investment Company, Changes in Net Assets [Line Items]
Maximum amount of offering		$ 7,500
Seed Investment Agreements | Class I Shares
Investment Company, Changes in Net Assets [Line Items]
Number of shares issued (in shares)	1,000	32,402	5,927	26,476
Offering price per share (in dollars per share)					$ 25.00